(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted (Loss) Earnings Per Share
In 2012, 2011 and 2010, basic and diluted (loss) earnings per share (EPS) were calculated as follows:

	2012		2011		2010
	Basic	Diluted	Basic	Diluted	Basic	Diluted
In millions, except per share amounts
EPS Numerator:
Net (loss) income attributable to common stockholders	$(150.6)	$(150.6)	$(1,536.0)	$(1,536.0)	$34.4	$34.4
Adjustment of redeemable noncontrolling interest	(1.6)	(1.6)	—	—	—	—
Adjusted net (loss) income to common stockholders	$(152.2)	$(152.2)	$(1,536.0)	$(1,536.0)	$34.4	$34.4

EPS Denominator:
Weighted-average shares outstanding	230.9	230.9	229.9	229.9	226.9	226.9
Stock options and restricted stock units	—	—	—	—	—	1.2
Common stock related to acquisitions	—	—	—	—	—	2.1
Total shares	230.9	230.9	229.9	229.9	226.9	230.2
(Loss) earnings per share	$(0.66)	$(0.66)	$(6.68)	$(6.68)	$0.15	$0.15